Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee typically grants equity-based awards, including time-based restricted stock units and performance-based restricted stock units, to executive officers and other employees on an annual grant cycle in March of each year. The Compensation Committee also makes off cycle awards from time to time on an as-needed basis. The Company does not currently grant stock options or stock appreciation rights. The Company does not take material nonpublic information into account when determining the timing and terms of equity compensation awards, and the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee typically grants equity-based awards, including time-based restricted stock units and performance-based restricted stock units, to executive officers and other employees on an annual grant cycle in March of each year.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false